LEASES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Leases
LEASES

7.	LEASES

Finance lease assets are included in fixed assets, net of accumulated depreciation.

The table below presents the lease-related assets and liabilities recorded in the Condensed Consolidated Balance Sheet:

	Classification on the Balance Sheet	September 30, 2021	December 31, 2020
		(unaudited)
Assets
Financing lease assets	Property and equipment, net	$652	$597
Operating lease assets	Operating lease right of use assets	3,989	4,384
Total lease assets		$4,641	$4,981

Liabilities
Current
Financing lease liabilities	Other accrued expenses	$98	$177
Operating lease liabilities	Other accrued expenses	1,030	1,027
Total current lease liabilities		$1,128	$1,204
Noncurrent
Financing lease liabilities	Other long-term liabilities	75	138
Operating lease liabilities	Operating lease liabilities, net of current portion	3,152	3,540
Total long-term lease liabilities		3,227	3,678
Total lease liabilities		$4,355	$4,882

The weighted average remaining lease term for the Company’s operating leases was 6.6 years as of September 30, 2021 and 7.1 years as of December 31, 2020 and the weighted average discount rate for those leases was 6.4% and 6.0% as of September 30, 2021 and December 31, 2020, respectively. The Company’s operating lease expenses are recorded within “Cost of revenue” and “General and administrative expenses.”

The table below reconciles the cash flows to the lease liabilities recorded on the Company’s Condensed Consolidated Balance Sheet as of September 30, 2021:

	Operating Leases	Financing Leases
2021 (remaining through December 31)	312	39
2022	1,192	86
2023	794	60
2024	473	-
2025	402	-
2026	414	-
Thereafter	1,510	-
Total minimum lease payments	5,097	185
Less: amount of lease payments representing effects of discounting	915	12
Present value of future minimum lease payments	4,182	173
Less: current obligations under leases	1,030	98
Long-term lease obligations	$3,152	$75

As of September 30, 2021, contractual obligations with terms exceeding one year and estimated minimum future rental payments required by non-cancelable operating leases with initial or remaining lease terms exceeding one year were as follows:

		Less than	1 to 3	3 to 5	After
	Total	1 Year	Years	Years	5 Years
Operating lease obligations	$5,097	$312	$1,986	$875	$1,924
Total	$5,097	$312	$1,986	$875	$1,924

9. Leases

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which establishes a ROU model that requires a lessee to record a ROU asset and a lease liability, measured on a discounted basis, on the balance sheet for all leases with terms longer than 12 months. Effective January 1, 2019, the Company adopted the provisions of Topic 842 using the alternative modified transition method, with a cumulative effect adjustment to the opening balance of accumulated deficit on the date of adoption, and prior periods not restated, as allowed under the provisions of Topic 842. The Company also elected to use the practical expedients permitted under the transition guidance of Topic 842, which provides for the following: the carryforward of the Company’s historical lease classification, no requirement for reassessment of whether an expired or existing contract contains an embedded lease, no reassessment of initial direct costs for any leases that exist prior to the adoption of the new standard, and the election to consolidate lease and non-lease components. The Company also elected to keep all leases with an initial term of 12 months or less off the balance sheet.

The Company recorded $2.4 million of right-of-use lease assets and $2.5 million of lease liabilities upon adoption, primarily relating to rentals of space for our corporate headquarters and laboratories, as well as equipment leases, all under operating leases. In addition, the Company recorded a cumulative adjustment to opening accumulated deficit of $0.1 million. With the acquisition of the Biopharma business of CGI in 2019, the Company added $2.2 million of operating lease assets and liabilities and $0.5 million of finance lease assets and liabilities to its balance sheet. Finance lease assets are included in fixed assets, net of accumulated depreciation.

The table below presents the lease-related assets and liabilities recorded in the Consolidated Balance Sheet:

	Classification on the Balance Sheet	December 31, 2020
		(unaudited)
Assets
Financing lease assets	Property and equipment, net	$597
Operating lease assets	Operating lease right of use assets	4,384
Total lease assets		$4,981

Liabilities
Current
Financing lease liabilities	Other accrued expenses	$177
Operating lease liabilities	Other accrued expenses	1,027
Total current lease liabilities		$1,204
Noncurrent
Financing lease liabilities	Other long-term liabilities	138
Operating lease liabilities	Operating lease liabilities, net of current portion	3,540
Total long-term lease liabilities		3,678
Total lease liabilities		$4,882

The weighted average remaining lease term for the Company’s operating leases was 7.1 years as of December 31, 2020 and the weighted average discount rate for those leases was 6.0%. The Company’s operating lease expenses are recorded within “Cost of revenue” and “General and administrative expenses.” With respect to the Rutherford lease, in March 2020 the Company delivered a notice of early termination which would terminate the lease in March 2021. As a result of entering into an early termination of the Rutherford lease the Company’s operating lease assets and liabilities decreased by approximately $0.5 million.

In June 2020, the Company entered into an amendment of its North Carolina lease extending it for an additional ten years, commencing on June 1, 2020 and continuing until May 31, 2030. The minimum rent per rentable square foot pursuant to the amendment is $14.10 from June 1, 2020 to May 31, 2021, with annual increases of 3%. Pursuant to the amendment, the Company has two options to extend the term for a period of five years each. Also pursuant to the amendment, the Company has the irrevocable right to terminate the lease on November 30, 2025, as well as on November 30, 2027. As a result of entering into an amendment of the North Carolina lease the Company’s operating lease assets and liabilities increased by approximately $2.8 million.

The table below reconciles the undiscounted cash flows to the lease liabilities recorded on the Company’s Consolidated Balance Sheet as of December 31, 2020:

	Operating Leases	Financing Leases
2021	1,235	185
2022	1,028	78
2023	629	65
2024	390	-
2024-2030	2,327
Total minimum lease payments	5,609	329
Less: amount of lease payments representing effects of discounting	1,042	14
Present value of future minimum lease payments	4,567	315
Less: current obligations under leases	1,027	177
Long-term lease obligations	$3,540	$138